Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios LLC
Entity Central Index Key	0001303459
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Fidelity Emerging Markets Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Equity Central Fund
Class Name	Fidelity® Emerging Markets Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Equity Central Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Equity Central Fund	$ 3	0.02%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending September 30, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Latin America, primarily in Brazil, detracted from the fund's performance versus the Fidelity Emerging Markets Equity Central Fund Linked IndexSM for the fiscal year.
•By sector, the biggest detractor from performance versus the index was stock picking in financials. Picks and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result, as did choices in health care.
•The largest individual relative detractor was an overweight in XP (-20%), followed by an underweight in MediaTek (+69%). We established the position in MediaTek this period. Underexposure to Hon Hai Precision Industry (+88%) also hurt. This period we meaningfully added to the position.
•In contrast, from a regional standpoint, picks and an underweight in Emerging Asia and stock selection in Emerging Europe contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the index were stock picking in communication services, consumer discretionary and materials.
•The fund's non-index stake in Sea gained 114% and was the top individual relative contributor. The stock was among the fund's largest holdings. Overweight positions in Zomato (+164%) and Capitec Bank Holdings (+98%) also contributed.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to South Korea. By sector, meaningful changes in positioning include decreased exposure to materials and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity® Emerging Markets Equity Central Fund $10,000 $8,288 $9,905 $12,337 $11,819 $12,436 $14,390 $17,151 $11,498 $13,235 $16,648 Fidelity Emerging Markets Equity Central Fund Linked Index℠ $10,000 $8,076 $9,434 $11,558 $11,458 $11,259 $12,317 $14,488 $10,416 $11,639 $14,673 MSCI Emerging Markets Index $10,000 $8,076 $9,434 $11,558 $11,468 $11,240 $12,427 $14,691 $10,563 $11,802 $14,879 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Emerging Markets Equity Central Fund 25.79% 6.01% 5.23% Fidelity Emerging Markets Equity Central Fund Linked Index℠ 26.06% 5.44% 3.91% MSCI Emerging Markets Index 26.06% 5.77% 4.05% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,505,309,202
Holdings Count | shares	262
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,505,309,202
Number of Holdings	262
Total Advisory Fee	$0
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.0 Financials 21.0 Consumer Discretionary 16.2 Communication Services 9.2 Materials 6.8 Industrials 5.7 Consumer Staples 5.7 Energy 4.5 Health Care 3.1 Utilities 3.1 Real Estate 1.2 Common Stocks 98.7 Preferred Stocks 0.8 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) China 31.2 India 17.5 Taiwan 16.6 Korea (South) 7.6 Brazil 5.9 South Africa 3.7 Saudi Arabia 3.7 Indonesia 2.5 United States 2.1 Others 9.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.9 Tencent Holdings Ltd 5.0 Alibaba Group Holding Ltd 2.7 Samsung Electronics Co Ltd 2.6 HDFC Bank Ltd 2.4 SK Hynix Inc 2.2 PDD Holdings Inc Class A ADR 2.0 Meituan B Shares 1.7 Reliance Industries Ltd 1.7 Sea Ltd Class A ADR 1.6 32.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.
Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Floating Rate Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Floating Rate Central Fund
Class Name	Fidelity® Floating Rate Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Floating Rate Central Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Floating Rate Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Amid resilient corporate profits, a realization that the U.S. economy was performing better than forecast and expectations that the U.S. Federal Reserve would keep interest rates higher for longer than originally anticipated, leveraged loans posted a solid gain for the 12 months ending September 30, 2024. Loan performance weakened and yields declined in the final three months of the period, falling in anticipation of the Fed's September 18 rate cut of 50 basis points.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans gained 9.56% and detracted from performance versus the benchmark Morningstar LSTA US Performing Loans Index for the fiscal year.
•By industry, the biggest contributor to performance versus the benchmark was security selection in retailers (except food & drug). Security selection in electronics/electrical and insurance also boosted the fund's relative result.
•The top individual relative contributor was timely ownership of Jo Ann Stores (-69%). The second-largest relative contributor was an overweight in Asurion (+17%). The company was among the fund's largest holdings. Not owning Magenta Buyer, a benchmark component that returned -41%, was another notable relative contributor.
•In contrast, the primary detractors from performance versus the benchmark were security selection in food products and all telecom, as well as security selection and an underweight in health care.
•The largest individual relative detractors were overweights in Securus Technologies (-20%) and Del Monte (-24%). Securus was not held at period end. Not owning Air Medical, a benchmark component that gained roughly 53%, was another notable relative detractor.
•By quality, positioning in unrated bonds contributed most, whereas those rated CCC hurt most.
•Notable changes in positioning include increased exposure to financial intermediaries and chemicals & plastics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity® Floating Rate Central Fund $10,000 $9,997 $10,592 $11,204 $11,837 $12,334 $12,385 $13,499 $13,231 $15,037 $16,520 Morningstar® LSTA® US Performing Loans $10,000 $10,188 $10,769 $11,353 $11,975 $12,334 $12,501 $13,604 $13,250 $15,023 $16,506 Bloomberg U.S. Universal Bond Index $10,000 $10,233 $10,859 $10,963 $10,853 $11,946 $12,745 $12,771 $10,865 $11,040 $12,373 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Floating Rate Central Fund 9.87% 6.02% 5.15% Morningstar® LSTA® US Performing Loans 9.87% 6.00% 5.14% Bloomberg U.S. Universal Bond Index 12.08% 0.70% 2.15% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,427,548,068
Holdings Count | shares	521
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,427,548,068
Number of Holdings	521
Total Advisory Fee	$0
Portfolio Turnover	50%

Holdings [Text Block]	BBB 1.2 BB 21.3 B 58.6 CCC,CC,C 5.8 Not Rated 5.8 Equities 3.8 Short-Term Investments and Net Other Assets (Liabilities) 3.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 86.9 Corporate Bonds 5.5 Common Stocks 2.4 Alternative Funds 1.4 Preferred Securities 0.2 Asset-Backed Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) United States 91.2 United Kingdom 2.2 Canada 1.6 Netherlands 1.1 Luxembourg 0.8 France 0.8 Ireland 0.5 Puerto Rico 0.5 Grand Cayman (UK Overseas Ter) 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Great Outdoors Group LLC 2.6 Asurion LLC 2.3 Fidelity Private Credit Company LLC 1.4 Caesars Entertainment Inc 1.2 Acrisure LLC 1.2 Polaris Newco LLC 1.1 UKG Inc 1.1 Medline Borrower LP 1.0 MH Sub I LLC 0.9 Cloud Software Group Inc 0.9 13.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

The fund added a contractual management fee waiver during the reporting period.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

The fund added a contractual management fee waiver during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Equity Central Fund
Class Name	Fidelity® International Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Equity Central Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Equity Central Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending September 30, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Japan and the U.K. contributed to the fund's performance versus the MSCI World ex USA (Linked 10/1/2015) Index for the fiscal year.
•By sector, the biggest contributor to performance versus the index was stock picking in industrials, primarily within the capital goods industry. An underweight in energy also boosted relative performance, as did security selection in health care.
•The top individual relative contributor was an overweight in Hitachi (+115%). The company was among our biggest holdings. The second-largest relative contributor was an overweight in Mitsubishi Heavy Industries (+161%), which we established this period. Another notable relative contributor was an overweight in UniCredit (+90%).
•In contrast, from a regional standpoint, picks in the United States and stock picks and an underweight in Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the index was stock picking in consumer staples. Stock selection in financials, primarily within the insurance industry, also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractors were stakes in DSV (-19%) and Diageo (-3%). This period we decreased our investments in both stocks. Our stake in Rentokil Initial (-30%) also hurt. The stock was not held at period end.
•Notable changes in positioning include decreased exposure to Denmark and a higher allocation to the United States. By sector, meaningful changes in positioning include lower allocations to the energy and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity® International Equity Central Fund $10,000 $9,322 $9,970 $11,918 $12,193 $12,167 $13,495 $17,330 $12,615 $15,867 $20,480 MSCI World ex USA (Linked 10/1/2015) Index $10,000 $9,147 $9,824 $11,688 $12,027 $11,941 $11,985 $15,192 $11,585 $14,398 $18,038 MSCI World ex USA Index $10,000 $9,001 $9,666 $11,500 $11,834 $11,750 $11,793 $14,948 $11,399 $14,167 $17,748 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Equity Central Fund 29.07% 10.98% 7.43% MSCI World ex USA (Linked 10/1/2015) Index 25.28% 8.60% 6.08% MSCI World ex USA Index 25.28% 8.60% 5.90% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,747,730,868
Holdings Count | shares	275
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,747,730,868
Number of Holdings	275
Total Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.2 Industrials 20.2 Health Care 13.1 Information Technology 12.6 Consumer Discretionary 9.3 Materials 8.1 Consumer Staples 5.2 Energy 2.8 Communication Services 2.2 Utilities 1.3 Real Estate 0.9 Common Stocks 97.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Japan 18.1 United Kingdom 16.0 United States 13.4 France 9.5 Germany 9.0 Canada 6.5 Netherlands 4.5 Italy 3.8 Switzerland 3.1 Others 16.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ASML Holding NV 2.7 Novo Nordisk A/S Series B 2.5 Hitachi Ltd 2.2 SAP SE 2.0 Astrazeneca PLC 2.0 LVMH Moet Hennessy Louis Vuitton SE 1.8 RELX PLC 1.7 Shin-Etsu Chemical Co Ltd 1.4 Air Liquide SA 1.4 Compass Group PLC 1.4 19.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.
Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Real Estate Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Equity Central Fund
Class Name	Fidelity® Real Estate Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Equity Central Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Equity Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the FTSE NAREIT Equity REITS Index Link for the fiscal year, especially an underweight in regional malls and an overweight in industrial. Stock picking and an underweight in specialty also hampered the fund's result, as did an underweight in office.
•Not owning Iron Mountain, an index component that gained 106%, was the largest individual relative detractor. Not owning Simon Property Group, an index component that gained  65%, was the second-largest relative detractor. An overweight in Americold Realty Trust (-4%) also hurt.
•In contrast, the biggest contributor to performance versus the real estate index was stock selection in health care. Stock picks in diversified and lodging resorts also boosted the fund's relative performance, along with an underweight in gaming.
•The top individual relative contributor was an overweight in Ventas (+56%). The stock was one of the fund's largest holdings. A non-index stake in CBRE gained 67% and was a second notable relative contributor. An overweight in CubeSmart (+46%) also contributed. The stock was among our biggest holdings.
•Notable changes in positioning include higher allocations to the self-storage and shopping centers industries, as well as lower exposure to industrial.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 3, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity® Real Estate Equity Central Fund $10,000 $9,819 $11,889 $12,121 $12,574 $14,960 $13,391 $17,862 $14,389 $14,950 $19,989 FTSE® NAREIT® Equity REITs Index $10,000 $9,916 $11,885 $11,964 $12,419 $14,706 $12,035 $16,535 $13,822 $14,234 $19,179 S&P 500® Index $10,000 $9,703 $11,200 $13,284 $15,663 $16,330 $18,803 $24,445 $20,663 $25,130 $34,265 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Real Estate Equity Central Fund 33.70% 5.97% 7.23% FTSE® NAREIT® Equity REITs Index 34.74% 5.46% 6.79% S&P 500® Index 36.35% 15.98% 13.23% A From November 3, 2014 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,042,922,079
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,042,922,079
Number of Holdings	32
Total Advisory Fee	$0
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 30.6 Residential REITs 17.9 Industrial REITs 16.7 Retail REITs 14.8 Health Care REITs 12.7 Hotel & Resort REITs 2.9 Real Estate Management & Development 1.6 Office REITs 1.6 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 10.0 Equinix Inc 9.9 Ventas Inc 6.7 Public Storage Operating Co 5.9 CubeSmart 5.0 Welltower Inc 4.8 Essex Property Trust Inc 3.8 Mid-America Apartment Communities Inc 3.7 Invitation Homes Inc 3.5 Four Corners Property Trust Inc 3.4 56.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec